Document and Entity Information	Jul. 29, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001496048
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Brookfield Property REIT Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34948
Entity Tax Identification Number	27-2963337
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(212)
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Stock, par value $0.01 per share
Trading Symbol	BPYU
Security Exchange Name	NASDAQ
Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series A Cumulative Perpetual Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	BPYUP
Security Exchange Name	NASDAQ